Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs		$ 240,324	$ 3,797
Reallocate reserve to retained earnings upon disposal of LTIs			32,225
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(95,723)	(71,004)
Unrealized gain (loss) on LTIs	[1]	240,324	3,797
Reallocate reserve to retained earnings upon disposal of LTIs	[1]		(28,516)
Long-term investment revaluation reserve at end of period		144,601	(95,723)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(95,675)	(68,099)
Unrealized gain (loss) on LTIs	[1]	262,727	4,649
Reallocate reserve to retained earnings upon disposal of LTIs	[1]		(32,225)
Long-term investment revaluation reserve at end of period		167,052	(95,675)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(48)	(2,905)
Unrealized gain (loss) on LTIs	[1]	(22,403)	(852)
Reallocate reserve to retained earnings upon disposal of LTIs	[1]		3,709
Long-term investment revaluation reserve at end of period		$ (22,451)	$ (48)

[1]	LTIs refers to long-term investments in common shares held.